Provisions - Summary of Maturities of Total Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	€ 381	€ 571
Jubilee Provisions [Member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	73	78
Restructuring provision [member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	248	423	€ 0
Miscellaneous other provisions [member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	60	€ 70
Amounts due within one year [Member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	248
Amounts due within one year [Member] | Restructuring provision [member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	248
Amounts due between one and five years [Member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	8
Amounts due between one and five years [Member] | Jubilee Provisions [Member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	8
Amounts due after five years [Member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	125
Amounts due after five years [Member] | Jubilee Provisions [Member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	65
Amounts due after five years [Member] | Miscellaneous other provisions [member]
Disclosure Of Maturities Of Total Provisions [Line Items]
Other provisions	€ 60